INTANGIBLE ASSETS - Licenses / Authorizations (Details) R$ in Thousands		12 Months Ended
	Dec. 08, 2021	Dec. 31, 2022 BRL (R$)
Authorizations for the 850 MHz, 900 MHz and 1800 MHz bands
INTANGIBLE ASSETS
Extension of authorizations for the 850 MHz, 900 MHz and 1800 MHz bands, Percentage of settlement in cash		10.00%
Extension of authorizations for the 850 MHz, 900 MHz and 1800 MHz bands, Percentage of settlement in the form of investments		90.00%
Authorizations for the 900 MHz and 1800 MHz bands
INTANGIBLE ASSETS
Extension of authorizations for the 850 MHz, 900 MHz and 1800 MHz bands, Percentage of settlement in the form of investments		2.00%
Extension term of authorizations		15 years
Authorizations for the 900 MHz and 1800 MHz bands, in sector 3 (Minas Gerais)
INTANGIBLE ASSETS
Extension term of authorizations		9 years
Term of the original authorizations		15 years
Extension term of authorizations before reduction		15 years
Aggregate term of authorizations		30 years
Authorizations for the 850 MHz
INTANGIBLE ASSETS
Extension term of authorizations		15 years
Reduction in term of the original authorizations		6 years
Authorizations in the 450 MHz band
INTANGIBLE ASSETS
Number of municipalities covered by the company's obligation to provide infrastructure		2,556
5G License Auctions
INTANGIBLE ASSETS
Aggregate term of authorizations	20 years
Total installments to the Company		R$ 4,459,442
Installments from radio frequency licenses		928,738
5G License Auctions | 3.5 GHz Band Management Entity ("EAF")
INTANGIBLE ASSETS
Contributions to resources		2,104,456
5G License Auctions | School Connectivity Administrator ("EACE")
INTANGIBLE ASSETS
Contributions to resources		R$ 1,426,248